Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table presents the Master Trust's fair value hierarchy for those assets measured at fair value as of December 31, 2025 and 2024:

	December 31, 2025
(In millions)	Fair Value	Level 1	Level 2	Level 3
Investments:
Short-term investments	$18.9	18.9	—	—
Mohawk Industries, Inc. common stock fund	23.7	23.7	—	—
Mutual Funds	1,080.2	1,080.2	—	—
Total investments in hierarchy	1,122.8	1,122.8	—	—
Investment at NAV(a)	106.8
Total investments, at fair value	$1,229.6

	December 31, 2024
(In millions)	Fair Value	Level 1	Level 2	Level 3
Investments:
Short-term investments	$33.2	33.2	—	—
Mohawk Industries, Inc. common stock fund	27.5	27.5	—	—
Mutual Funds	962.2	962.2	—	—
Total investments in hierarchy	1,022.9	1,022.9	—	—
Investment at NAV(a)	113.4
Total investments, at fair value	$1,136.3

(a) In accordance with Subtopic 820-10, certain investments that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits. These investments can be redeemed daily and have no unfunded commitments.